SEGMENT REPORTING	6 Months Ended
Sep. 30, 2025
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 12 — SEGMENT REPORTING

An operating segment is a component of the Company that engages in business activities from which it may earn revenue and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s CODM in order to allocate resources and assess performance of the segment.

Based on the criteria established by ASC 280, the Company’s CODM has been identified as its CEO, who reviews consolidated results of the Company when making decisions about allocating resources and assessing performance across the Company’s reportable segments. The CODM regularly reviews the trends in operating metrics, revisits, assesses, and adjusts significant strategic and operational matters, and makes resource adjustments as needed, such as exploring opportunities for market expansion and diversifying the Company’s product or service mix, responding immediately and effectively to operational adjustments, aligning ongoing business activities with corporate - level objectives, improving customer satisfaction, enhancing corporate culture, monitoring budget versus actual results, and deciding where to allocate and invest additional resources to continue growth. The primary measure of segment revenue and profitability for the Company’s operating segment is considered to be consolidated revenue and net income. Significant segment expenses and other segment items are consistent with the financial information included in the consolidated statements of income and comprehensive income. Based on management’s assessment, the Company has determined that it has three operating segments by service type as defined by ASC 280, including Auto Insurance Aftermarket Value-added Services, Other Scenario-based Customized Services and Software Development and Information Technology Services.

As of September 30, 2025 and March 31, 2025, the main operations of the Company are located in the PRC. Substantially all of the Company’s assets are located in China and all revenue was derived from customers located in China. The following tables present summary information by segment for six months ended September 30, 2025 and 2024, respectively:

	For the six months ended September 30, 2025
			Software
			Development
	Auto Insurance	Other	and
	Aftermarket	Scenario-based	Information
	Value-added	Customized	Technology
	Services	Service	Services	Total

Revenues	$39,350,669	$1,600,215	$40,920	$40,991,804
Cost of revenues	35,551,911	1,422,688	35,731	37,010,330
Gross profit	3,798,758	177,527	5,189	3,981,474
Operating expenses	1,024,912	41,679	1,066	1,067,657
Income from operations	2,773,846	135,848	4,123	2,913,817
Income tax provision	486,071	19,766	505	506,342
Net income	2,572,116	104,596	2,675	2,679,387
Depreciation	31,571	1,284	32	32,887
Capital expenditure	—	—	—	—
Total assets	$45,880,508	$1,865,754	$47,710	$47,793,972

	For the six months ended September 30, 2024
			Software
			Development
	Auto Insurance	Other	and
	Aftermarket	Scenario-based	Information
	Value-added	Customized	Technology
	Services	Service	Services	Total
	(Unaudited)	(Unaudited)	(Unaudited)

Revenue	$28,210,396	$5,579,468	$304,504	$34,094,368
Cost of revenue	25,415,097	4,841,962	236,795	30,493,854
Gross profit	2,795,299	737,506	67,709	3,600,514
Operating expenses	1,029,577	203,631	11,113	1,244,321
Income from operations	1,765,722	533,875	56,596	2,356,193
Income tax provision	359,682	71,138	3,881	434,701
Net income	1,594,602	315,381	17,212	1,927,195
Depreciation	10,496	2,076	113	12,685
Capital expenditure	1,220	241	13	1,474
Total assets	$26,243,951	$5,190,543	$283,278	$31,717,772